Annual Fund Operating Expenses - Invesco Limited Term Municipal Income	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.13%	[1]
Interest	0.05%	[2]
Total Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.66%
Class A2
Operating Expenses:
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%	[1]
Interest	0.05%	[2]
Total Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.41%
Class C
Operating Expenses:
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.13%	[1]
Interest	0.05%	[2]
Total Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.41%
Class Y
Operating Expenses:
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%	[1]
Interest	0.05%	[2]
Total Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.41%
Class R5
Operating Expenses:
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%	[1]
Interest	0.05%	[2]
Total Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.38%
Class R6
Operating Expenses:
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%	[1]
Interest	0.05%	[2]
Total Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.33%

[1]	"Other Expenses” have been restated to reflect current fees for Class R5 shares.
[2]	"Interest” has been restated to reflect current fees.